APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS (Details) in Thousands				12 Months Ended
	Jun. 16, 2021	Dec. 29, 2016	Jan. 01, 2013	Dec. 31, 2021 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021 RON ( )
Argentina and Uruguay | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				5.00%
Percentage of entity's share capital				20.00%
Argentina
Disclosure of reserves within equity [line items]
Percentage of tax withholding for dividend distribution	7.00%				13.00%	7.00%
Argentina | Spain Holdco
Disclosure of reserves within equity [line items]
Percentage of tax withholding for dividend distribution			10.00%
Argentina | Argentinian Subsidiaries
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 434,000
Spain | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				10.00%
Percentage of entity's share capital				20.00%
Spain | Globant España S.A. (sociedad unipersonal) | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 12,449,000
Spain | Augmented Coding Spain, S.A | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				0
Uruguay
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 45,000
Colombia
Disclosure of reserves within equity [line items]
Percentage of tax withholding for dividend distribution		5.00%
Colombia | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				10.00%
Percentage of entity's share capital				50.00%
Legal proceedings provision				$ 0
Colombia | Sistemas Colombia S.A.S.
Disclosure of reserves within equity [line items]
Legal proceedings provision				360,000
Colombia | Globant Colombia S.A.S. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				0
Brazil | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 0
Luxembourg | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				5.00%
Percentage of entity's share capital				10.00%
Percentage of tax withholding for dividend distribution				15.00%
Legal proceedings provision				$ 891,000
Perú | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				10.00%
Percentage of entity's share capital				20.00%
Legal proceedings provision				$ 281,000
Mexico | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				5.00%
Mexico | GASA Mexico Consultoría y Servicios S.A de C.V. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 15,000
Mexico | Mexican Subsidiaries | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				658,000
India | General Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				267,000
United Kingdom | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				0
United Kingdom | General Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				743,000
Germany | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				0
Chile | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 0
France | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				5.00%
Percentage of entity's share capital				10.00%
Legal proceedings provision				$ 6,000
Belarus | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 0
Percentage of entity's annual payroll reserve funds for salaries				25.00%
United States | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 0
Romania | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				5.00%
Percentage of entity's share capital				20.00%
Legal proceedings provision |							58
Canada | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 0
United Arab Emirates | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 0
Costa Rica | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss				5.00%
Percentage of entity's share capital				10.00%
Legal proceedings provision				$ 0
Singapore | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				0
Ecuador | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				0
Netherlands | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision				$ 0